INVESTMENTS IN NON-CONSOLIDATED COMPANIES	12 Months Ended
Dec. 31, 2023
Disclosure of interests in other entities [Abstract]
INVESTMENTS IN NON-CONSOLIDATED COMPANIES	INVESTMENTS IN NON-CONSOLIDATED COMPANIES

	As of December 31,
	2023	2022

At the beginning of the year	821,571	751,475

Acquisition of business (note 3)	400,037	—
Derecognition related to the increase of the participation in Usiminas	(771,995)	—
Equity in earnings of non-consolidated companies	105,305	37,114
Other comprehensive income and other effects	(2,812)	48,475
Dividends from non-consolidated companies (1)	(34,841)	(15,493)

At the end of the year	517,265	821,571
(1) Mainly related to dividends from Unigal Usiminas Ltda. and MRS Logística S.A.

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	—	34.39%	—	725,705
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	116,849	90,559
Unigal Usiminas Ltda.	Brazil	Manufacturing and selling of steel products	70.00%	—	124,064	—
MRS Logística S.A	Brazil	Logistical services	11.41%	—	235,268	—
Other non-consolidated companies (1)					41,084	5,307
					517,265	821,571
(1) It includes the investments held in Finma S.A.I.F., Recrotek S.R.L. de C.V., Gas Industrial de Monterrey S.A. de C.V., Modal Terminal de Graneis Ltda., Usiroll – Usiminas Court Tecnologia em Acabamento Superficial Ltda, Codeme Engenharia S.A, Terminal de Cargas Paraopeba Ltda., Terminal de Cargas Sarzedo Ltda., and Metalcentro Ltda.
(a)Techgen S.A. de C.V.
Techgen is a Mexican natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on December 1, 2016 and is fully operational. As of February 2017, Ternium, Tenaris, and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Ternium and Tenaris) completed their investments in Techgen. Techgen is currently owned 48% by Ternium, 30% by Tecpetrol and 22% by Tenaris. Ternium and Tenaris also agreed to enter into power supply and transportation agreements with Techgen, pursuant to which Ternium and Tenaris will contract 78% and 22%, respectively, of Techgen’s power capacity of 900 megawatts.
Techgen stated in its unaudited annual accounts as of and for the year ended December 31, 2023, that revenues amounted to $444 million ($580 million as of December 31, 2022), net profit from continuing operations to $55 million ($55 million as of December 31, 2022), non-current assets to $766 million ($766 million as of December 31, 2022), current assets to $175 million ($131 million as of December 31, 2022), non-current liabilities to $466 million ($527 million as of December 31, 2022), current liabilities to $232 million ($181 million as of December 31, 2022) and shareholders’ equity to $243 million ($189 million as of December 31, 2022).
14.    INVESTMENTS IN NON-CONSOLIDATED COMPANIES (continued)

During 2017 and 2016, Techgen’s shareholders made additional investments in Techgen, in the form of subordinated loans, which in the case of Ternium amounted to $136.3 million as of December 31, 2023, and which are due in June 2026.

On February 2019, Techgen S.A. de C.V. entered into syndicated loan agreement with HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin (the “Syndicated Loan”), according to the following terms: (i) Libor + 170 bps; (ii) maturity on February 13, 2026; (iii) average life 4.30 years; and (iv) guaranteed by: assets, shares, a debt service reserve account - which represents 10% of the outstanding amount- and the fix capacity charge cash-flow.

On August 5, 2021, Ternium Investments completed the purchase of a participation in this Syndicated Loan for an amount of $68 million. As of December 31, 2023, the outstanding syndicated loan amount was of $267 million and Ternium Investments’ participation was of $55 million.

For commitments from Ternium in connection with Techgen, see note 25.

(b) Unigal Usiminas Ltda.

Unigal is a Brazilian joint venture with a plant located in Ipatinga, Minas Gerais, between Usiminas and Nippon Steel Corporation, which hold 70% and 30% ownership interest, respectively. The main activity of this joint venture is the transformation of cold-rolled coils, provided only by Usiminas, into hot-dipped galvanized coils. The plant has a galvanizing production capacity of 1,030 million tons per year. The control of Unigal is shared between the partners, as provided for in the shareholders’ agreement.

Unigal stated in its unaudited annual accounts, prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards), as of December 31, 2023, that non-current assets amounted to $163 million, current assets to $40 million, non-current liabilities to $48 million, current liabilities to $11 million and shareholders’ equity to $143 million. Revenues amounted to $37 million and net profit from continuing operations to $17 million for the six-month period ended December 31, 2023.

(c) MRS Logística S.A.

MRS Logística is a Brazilian railway cargo operator and logistics services provider that manages a 1,634 km network in the states of Minas Gerais, Rio de Janeiro and São Paulo, a region that concentrates about half of the Brazilian GDP. Usiminas holds a 11.41% ownership interest, along with CSN (18.6%), Congonhas Minérios (18.6%), Vale (10.9%), Gerdau (1.3%) and a wide group of small investors (6.5%). These companies, through a shareholders’ agreement, constitute, through representatives, the Board of Directors, which is responsible, among other duties, for this company’s overall strategic direction, for the decision on most significant investments and for the health and longevity of the organization.

MRS Logística stated in its unaudited annual accounts, prepared in accordance with IFRS Accounting Standards (International Financial Reporting Standards), as of December 31, 2023, that non-current assets to $2,779 million, current assets to $954 million, non-current liabilities to $1,709 million, current liabilities to $704 million and shareholders’ equity to $1,320 million. Revenues amounted to $727 million and net profit from continuing operations to $148 million for the six-month period ended December 31, 2023.